Property and Equipment (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property and Equipment [Abstract]
Depreciation expense	$ 62,536	$ 79,064
Property and equipment salvage value percentage	5.00%